COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
2013	$11,353
2014	46,207
2015 and thereafter	15,535

$73,095

2013	$45,011
2014	46,207
2015 and thereafter	15,535
$106,753